UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained Earnings [Member]	Senior Unsecured Convertible Bonds Due 2018 [Member] Additional Paid-in Capital [Member]	Senior Unsecured Convertible Bonds due 2023 [Member] Additional Paid-in Capital [Member]
Starting Balance at Dec. 31, 2017	$ 1,194,997,000	$ 1,109,000	$ 403,659,000	$ 680,703,000	$ (94,612,000)	$ 206,000	$ 203,932,000
Starting Balance (in shares) at Dec. 31, 2017	110,930,873	110,930,873
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,442,191	8,442,191
Shares issued	$ 85,000	$ 85,000
Amortization of stock based compensation	234,000		234,000
Stock Granted, Value, Share-based Compensation, Forfeited	0		0
Shares issued arising from conversion of 3.25% convertible bonds due 2018	9,927,000		9,927,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt, Subsequent Adjustments	(9,933,000)		0					$ (9,933,000)
Shares issued arising from consideration paid on vessel acquisitions	57,960,000		57,960,000
Equity component of convertible bond issuance, net	7,905,000								$ 7,905,000
Gain/(loss) on hedging financial instruments reclassified into earnings	126,000				126,000
Fair value adjustments to hedging financial instruments	9,480,000				9,119,000	361,000
Reclassification of unrealized losses upon adoption of ASU 2016-01 | ASU 2016-01 [Member]					98,782,000		(98,782,000)
Reclassification of unrealized losses upon adoption of ASU 2016-01 | ASU 2017-12 [Member] [Member]					0		0
Fair value adjustments to available-for-sale securities	0				4,540,000
Loss on marketable securities reclassified into earnings	4,540,000
Other comprehensive income/(loss)	(1,000)				(1,000)
Net income	40,421,000						40,421,000
Dividends declared	$ (73,917,000)						(73,917,000)
Ending Balance at Jun. 30, 2018		$ 1,194,000	469,752,000	680,703,000	17,954,000	567,000	71,654,000
Ending Balance (in shares) at Jun. 30, 2018	119,373,064	119,373,064
Starting Balance at Dec. 31, 2017	$ 1,194,997,000	$ 1,109,000	403,659,000	680,703,000	(94,612,000)	206,000	203,932,000
Starting Balance (in shares) at Dec. 31, 2017	110,930,873	110,930,873
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,442,191	8,442,191
Shares issued	$ 85,000	$ 85,000
Amortization of stock based compensation	454,000		454,000
Stock Granted, Value, Share-based Compensation, Forfeited	(33,000)		33,000
Shares issued arising from conversion of 3.25% convertible bonds due 2018	9,927,000		9,927,000
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt, Subsequent Adjustments	(11,029,000)		(1,096,000)					(9,933,000)
Shares issued arising from consideration paid on vessel acquisitions	57,960,000		57,960,000
Equity component of convertible bond issuance, net	7,905,000								7,906,000
Gain/(loss) on hedging financial instruments reclassified into earnings	(3,127,000)				(3,127,000)
Fair value adjustments to hedging financial instruments	(3,639,000)				(3,433,000)	(206,000)
Reclassification of unrealized losses upon adoption of ASU 2016-01 | ASU 2016-01 [Member]					98,782,000		(98,782,000)
Reclassification of unrealized losses upon adoption of ASU 2016-01 | ASU 2017-12 [Member] [Member]					0		0
Fair value adjustments to available-for-sale securities	0				2,244,000
Loss on marketable securities reclassified into earnings	2,244,000
Other comprehensive income/(loss)	(74,000)				(74,000)
Net income	73,622,000						73,622,000
Dividends declared	(149,261,000)						(149,261,000)
Ending Balance at Dec. 31, 2018	$ 1,180,032,000	$ 1,194,000	468,844,000	680,703,000	(220,000)	0	29,511,000
Ending Balance (in shares) at Dec. 31, 2018	119,373,064	119,373,064
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	2,461	2,461
Shares issued	$ 0	$ 0
Amortization of stock based compensation	409,000		409,000
Stock Granted, Value, Share-based Compensation, Forfeited	(49,000)		49,000
Shares issued arising from conversion of 3.25% convertible bonds due 2018	0		0
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt, Subsequent Adjustments	(231,000)		(231,000)					$ 0
Shares issued arising from consideration paid on vessel acquisitions	0		0
Equity component of convertible bond issuance, net	0								$ 0
Gain/(loss) on hedging financial instruments reclassified into earnings	0				0
Fair value adjustments to hedging financial instruments	(11,648,000)				(11,648,000)	0
Reclassification of unrealized losses upon adoption of ASU 2016-01 | ASU 2016-01 [Member]					0		0
Reclassification of unrealized losses upon adoption of ASU 2016-01 | ASU 2017-12 [Member] [Member]					(32,000)		32,000.0
Fair value adjustments to available-for-sale securities	0				(296,000)
Loss on marketable securities reclassified into earnings	(296,000)
Other comprehensive income/(loss)	22,000				22,000
Net income	61,713,000						61,713,000
Dividends declared	(75,325,000)						(75,325,000)
Ending Balance at Jun. 30, 2019	$ 1,154,627,000	$ 1,194,000	$ 468,973,000	$ 680,703,000	$ (12,174,000)	$ 0	$ 15,931,000
Ending Balance (in shares) at Jun. 30, 2019	119,375,525	119,375,525